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May 3, 2021



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Fund (the "Fund")
     (File Nos. 2-25980 and 811-01466)
     CIK No. 0000078713

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we certify that the form of statement of additional information of the Fund, which would have been filed under paragraph (c) of Rule 497, does not differ from that contained in Post-Effective Amendment No. 105 to the Fund's registration statement on Form N-1A filed electronically on April 28, 2021 (Accession No. 0001193125-21-136579).

     If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4695.

     Very truly yours,

     /s/ Thomas Reyes
     -------------------------
     Thomas Reyes
     Assistant Secretary


cc:  Christopher J. Kelley, Esq.
     Jeremy B. Kantrowitz, Esq.




Amundi Asset Management US, Inc.
60 State Street
Boston, MA  02109-1820